LONG-TERM DEBT AND NOTE PAYABLE (Tables)	12 Months Ended
Oct. 29, 2017
Debt Disclosure [Abstract]
Schedule of debt
Debt is comprised of the following (in thousands):

	October 29, 2017	October 30, 2016
Credit Agreement, due June 2022, as amended (variable interest, at 4.24% and 4.25% on October 29, 2017 and October 30, 2016, respectively)	$144,147	$154,147
8.25% senior notes, due January 2023	250,000	250,000
Amended Asset-Based lending facility, due June 2019 (variable interest, at our option as described below)	—	—
Less: unamortized deferred financing costs(1)	6,857	8,096
Total long-term debt	$387,290	$396,051

(1)
Includes the unamortized deferred financing costs associated with the Notes and Credit Agreement. The unamortized deferred financing costs associated with the Amended ABL Facility of $0.7 million and $1.1 million as of October 29, 2017 and October 30, 2016, respectively, are classified in other assets on the consolidated balance sheets.

Schedule of debt maturity	The scheduled maturity of our debt is as follows (in thousands):

2018	$—
2019	—
2020	—
2021	—
2022 and thereafter	394,147
$394,147

Debt instrument redemption
On or after January 15, 2018, the Company may redeem all or a part of the Notes at redemption prices (expressed as percentages of principal amount thereof) set forth below, plus accrued and unpaid interest, if any, to the applicable redemption date of the Notes, if redeemed during the 12-month period beginning on January 15 of the year as follows:

Year	Percentage
2018	106.188%
2019	104.125%
2020	102.063%
2021 and thereafter	100.000%